GENERAL (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of General Information About Financial Statements Abstract
Schedule of data regarding foreign exchange rates and linkage basis

	Israeli	Exchange rate
	CPI	€ 1	U.S. $ 1	CHF 1
For the period ended	Points	N I S

June 30, 2024	253.8	4.02	3.76	4.18
June 30, 2023	246.7	4.02	3.7	4.11
December 31, 2023	248.6	4.01	3.63	4.31

Change during the period	%	%	%	%

June 2024 (6 months)	2.1	0.2	3.6	(3.1)
June 2023 (6 months)	2.2	7.2	5.1	7.6
December 31, 2023	3	6.9	3.1	12.8

*)	The index on an average basis of 1993 = 100.